Equity - Schedule of Fair Value of Warrants (Details)	Dec. 31, 2024
Expected life (years) [Member]
Schedule of Fair Value of Warrants [Abstract]
Fair value of warrants	2
Risk-free interest rate [Member]
Schedule of Fair Value of Warrants [Abstract]
Fair value of warrants	4.89
Expected volatility [Member]
Schedule of Fair Value of Warrants [Abstract]
Fair value of warrants	105.7
Expected dividend yield [Member]
Schedule of Fair Value of Warrants [Abstract]
Fair value of warrants	0